Loan commitments and financial guarantee contracts (Tables)	12 Months Ended
Dec. 31, 2021
Loan commitments and financial guarantee contracts
Schedule of bank's outstanding loan commitments and financial guarantee contracts
The Bank’s outstanding loan commitments and financial guarantee contracts are as follows:

	December 31, 2021	December 31, 2020
Documentary letters of credit	214,230	216,782
Stand-by letters of credit and guarantees - commercial risk	268,196	210,497
Credit commitments	121,333	137,619
Total loans commitments and financial guarantee contracts	603,759	564,898

Schedule of remaining maturity profile of the bank's outstanding loan commitments and financial guarantee contracts
The remaining maturity profile of the Bank’s outstanding loan commitments and financial guarantee contracts is as follows:

Maturities	December 31, 2021	December 31, 2020
Up to 1 year	542,137	419,015
From 1 to 2 years	57,622	75,883
Over 2 to 5 years	4,000	70,000
Total	603,759	564,898